Share Based Compensation (Details)		1 Months Ended		6 Months Ended			12 Months Ended
	Oct. 01, 2021 $ / shares shares	Oct. 31, 2021 $ / shares shares	Oct. 31, 2021 ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) ¥ / shares	Dec. 31, 2021 USD ($) shares	Jun. 30, 2022 USD ($) $ / shares shares	Oct. 01, 2021 ¥ / shares shares
Share Based Compensation (Details) [Line Items]
Vested ordinary shares						1,709,310	1,709,310
Number of shares granted				522,000			6,816,417
Share-based compensation expense (in Dollars) | $				$ 501,209		$ 5,702,437
Exercise price | $ / shares				$ 2.87			$ 0.48
Unrecognized compensation expense (in Dollars) | $				$ 2,409,458	$ 2,409,458		$ 2,742,563
Unrecognized compensation expense expected to be recognized over a weighted average period				2 years 1 month 20 days			2 years 1 month 6 days
Share Option Plan 2021 [Member]
Share Based Compensation (Details) [Line Items]
Maximum number of shares authorized to grant	9,486,042							9,486,042
Share-based compensation expense (in Dollars) | $							$ 6,657,140
Minimum [Member]
Share Based Compensation (Details) [Line Items]
Exercise price | ¥ / shares					$ 0.0001
Maximum [Member]
Share Based Compensation (Details) [Line Items]
Exercise price | ¥ / shares					$ 20
Employees [Member]
Share Based Compensation (Details) [Line Items]
Vested ordinary shares							1,709,310
Management and Employees [Member]
Share Based Compensation (Details) [Line Items]
Number of shares granted		6,816,417	6,816,417	522,000			6,816,417
Threshold period for exercise from the date of resignation		30 days	30 days
Aggregate of share options						6,816,417
Management and Employees [Member] | Minimum [Member]
Share Based Compensation (Details) [Line Items]
Service period		2 years	2 years	2 years
Exercise price | (per share)		$ 0	¥ 0.0001	$ 0
Expiration period		4 years	4 years	4 years
Management and Employees [Member] | Maximum [Member]
Share Based Compensation (Details) [Line Items]
Service period		4 years	4 years	4 years
Exercise price | (per share)		$ 1.49	¥ 10	$ 1.49
Expiration period		6 years	6 years	6 years
Restricted Share Units [Member]
Share Based Compensation (Details) [Line Items]
Vested ordinary shares	1,709,310
Threshold period for exercise from the date of resignation	30 days
Exercise price | (per share)	$ 0							¥ 0.0001
Share-based compensation expense (in Dollars) | $						$ 2,969,818	$ 2,865,048
Restricted Stock [Member]
Share Based Compensation (Details) [Line Items]
Aggregate shares	1,709,310							1,709,310